Fair Value Measurements - Schedule of Fair Value Assets Measured on Recurring Basis (Details) - GigCapital4, Inc [Member]	Sep. 30, 2021 USD ($)
ASSETS
Cash and marketable securities held in Trust Account	$ 358,817,210
Level 1
ASSETS
Cash and marketable securities held in Trust Account	358,817,210
Level 2
Liabilities:
Warrant liability	$ 384,881